Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
Schedule of information about property, plant and equipment

(in thousands of USD)	Acquisitions	Sale price	Book Value	Gain	Deferred Gain	Loss
Cap Jean - Sale	—	10,175	—	10,175	—	—
At June 30, 2018		10,175	—	10,175	—	—

	Acquisitions	Sale price	Book Value	Gain	Deferred Gain	Loss
Genmar Compatriot - Sale	—	6,615	6,173	442	—	—
Other	—	13	—	13	—	(74)
At June 30, 2019		6,628	6,173	455	—	(74)

(in thousands of USD)	Vessels	Right-of-use assets	Other tangible assets	Total PPE

At January 1, 2019
Cost	4,927,324	—	4,274	4,931,598
Depreciation & impairment losses	(1,407,257)	—	(2,331)	(1,409,588)
Net carrying amount	3,520,067	—	1,943	3,522,010

Acquisitions	3,849	323	571	4,743
Adoption IFRS 16 (Note 4)	—	87,598	—	87,598
Disposals and cancellations	(6,173)	—	(51)	(6,224)
Depreciation charges	(153,694)	(14,522)	(293)	(168,509)
Transfer to assets held for sale (Note 8)	(23,212)	—	—	(23,212)
Translation differences	—	(17)	(2)	(19)
Balance at June 30, 2019	3,340,837	73,382	2,168	3,416,387

At June 30, 2019
Cost	4,888,501	87,902	4,677	4,981,080
Depreciation & impairment losses	(1,547,664)	(14,520)	(2,509)	(1,564,693)
Net carrying amount	3,340,837	73,382	2,168	3,416,387